Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and costs
Schedule of Finance income and costs

	Year ended 31	Period from 19	Period from 1	Year ended 31
	December	December to 31	January to 18	December
	2020	December 2019	December 2019	2018
	Successor (NFH)		Predecessor (HHH)
Finance costs:
Interest on bank borrowings	162,702	25,787	30,207	27,928
Interest on lease liabilities (Note 12)	102,382	3,716	102,523	—
	265,084	29,503	132,730	27,928
Less: interest capitalized	(1,274)	—	—	(8,508)
	263,810	29,503	132,730	19,420
Finance income:
Interest income	2,727	779	2,127	2,543

Finance costs, net	261,083	28,724	130,603	16,877